TRANSAMERICA PRINCIPIUMSM III

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated November 10, 2014

to the

Prospectus dated May 1, 2014

Effective on or about close of business November 7, 2014, based upon the underlying fund portfolio merger, the following subaccount will merge:

Existing Subaccount	Acquiring Subaccount
TA Vanguard ETF Portfolio – Aggressive Growth	TA Vanguard ETF Portfolio – Growth

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica PrincipiumSM III dated May 1, 2014